Property, Plant and Equipment - Carrying Amount of Leased Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 1,316,531	¥ 536,801
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,316,531	536,801	¥ 527,344
Carrying amount | Buildings and structures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	692,507	293,630	292,408
Carrying amount | Machinery and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	335,781	98,986	92,067
Carrying amount | Tools, furniture, and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,116	19,563	18,211
Finance leases | Carrying amount | Buildings and structures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	179,668	55,941	61,375
Finance leases | Carrying amount | Machinery and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,331	1,523	2,702
Finance leases | Carrying amount | Tools, furniture, and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 220	¥ 330	¥ 494